Income Tax - Additional Information (Detail) - TWD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income tax [line items]
Weighted average statutory tax rates	20.50%	19.70%	19.83%
Percentage of income tax effect on dividend distribution for prior year provisions	10.00%
Change in net income as a result of tax holiday	$ 354,353	$ 488,100
Change in net income per share as a result of tax holiday	$ 0.11	$ 0.16
Applicable tax rate	17.00%
China [member]
Disclosure of income tax [line items]
Applicable tax rate	25.00%